Long-Term Debt (Details) (Textual)	12 Months Ended						12 Months Ended			12 Months Ended			1 Months Ended		2 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Feb. 23, 2011 USD ($) Bond	Dec. 31, 2011 Medium term credit facilities [Member] USD ($)	Dec. 31, 2011 ST-Ericsson [Member] USD ($)	Dec. 31, 2011 R and D Project In France [Member] USD ($)	Dec. 31, 2011 R and D Project In France [Member] EUR (€)	Dec. 31, 2010 R and D Project In France [Member] EUR (€)	Dec. 31, 2011 R and D projects in Italy [Member] USD ($)	Dec. 31, 2011 R and D projects in Italy [Member] EUR (€)	Dec. 31, 2011 Uncommitted short-term credit facilities [Member] USD ($)	Feb. 28, 2014 1.50% convertible bonds due 2016 [Member] USD ($)	Feb. 29, 2012 1.50% convertible bonds due 2016 [Member] USD ($)	Feb. 28, 2006 1.50% convertible bonds due 2016 [Member] USD ($)	Dec. 31, 2011 1.50% convertible bonds due 2016 [Member] USD ($) Bond	Dec. 31, 2010 1.50% convertible bonds due 2016 [Member] USD ($) Bond Rate	Dec. 31, 2009 1.50% convertible bonds due 2016 [Member] USD ($) Bond	Dec. 31, 2007 1.50% convertible bonds due 2016 [Member] Rate	Dec. 31, 2011 Credit Facilities [Member] EUR (€) Bond	Dec. 31, 2010 Credit Facilities [Member] EUR (€) Bond	Mar. 31, 2006 1.82%, due 2013, floating interest rate at Euribor + 0.40% [Member] EUR (€)
Long-Term Debt (Textual)
Zero coupon unsubordinated convertible bonds, Principal amount															$ 1,131,000,000							€ 500,000,000
Zero coupon unsubordinated convertible bonds, yield															1.50%
Bonds issued percentage of principal value															100% of Principal with a yield to maturity
Proceeds from long-term debt	3,000,000	1,000,000	1,000,000												974,000,000
Conversion rate of Bonds Per one thousand Dollar Face value of Bond																	43.833898		43.363087
Bonds convertible number of equivalent shares																	42,694,216
Redemption Price of convertible bonds													1,126.99	1,093.81
Company can call the bonds at any time after March 10, 2011 Subject to conditions																Company’s share price exceeding 130% of the accreted value divided by the conversion rate for 20 out of 30 consecutive trading days.
Redemption for cash at the principal amount Conditions																The Company may redeem for cash at the principal amount at issuance plus accumulated gross yield all, but not a portion, of the convertible bonds at any time if 10% or less of the aggregate principal amount at issuance of the convertible bonds remain outstanding in certain circumstances or in the event of changes to the tax laws of the Netherlands or any successor jurisdiction
Short-term borrowings	400,000,000
Number of bonds repurchased																290,000	386,000	98,000		76,000	74,000
Principal value of purchased bonds																318,000,000	417,000,000	106,000,000
Cash consideration	108,000,000	218,000,000	134,000,000													314,000,000	410,000,000	103,000,000		107,000,000	98,000,000
Gain on the repurchase of bonds																4,000,000	7,000,000	3,000,000
Bonds redeemed for cash				41,000
Cash consideration for bond	44,000,000
Bond principal amount				45,000,000
Issue price as percentage of principal amount																						99.873%
Coupon rate of Note																						Three-month Euribor plus 0.40%
Line of Credit Facility [Line Items]
Unutilized committed medium term credit facilities					487,000,000	400,000,000	341,000,000	350,000,000	245,000,000	380,000,000	250,000,000	569,000,000
Amount paid back							$ 147,000,000			$ 108,000,000